Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
Supplement [Text Block]	gst3_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fixed Income Alternatives Funds

Class A, Class C, Institutional, Investor, Class R and Class T Shares of Goldman Sachs Strategic Macro Fund

Supplement dated December 15, 2017 to the

Prospectus and Summary Prospectus, each dated July 28, 2017, as supplemented to date

At a meeting held on December 13, 2017, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs Trust (the “Trust”) approved a proposal to liquidate the Goldman Sachs Strategic Macro Fund (formerly Goldman Sachs Fixed Income Macro Strategies Fund) (the “Fund”), a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about February 20, 2018 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Shares of the Fund will no longer be available for purchase as of the close of business on January 19, 2018, except that existing shareholders of the Fund may continue to purchase shares of the Fund until February 14, 2018. To the extent there are any dividend or distribution payments made prior to the Liquidation Date, they will continue to be paid either in cash or in additional shares of the Fund, depending on each shareholder’s current election, as disclosed in the Prospectus.

Liquidation of Assets. On or after December 15, 2017, the Fund shall cease its business and may depart from its stated investment objective and policies as it prepares to liquidate and distribute its assets to shareholders. It is anticipated that the Fund’s portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. In connection with the liquidation, all outstanding shares of the Fund on the Liquidation Date will be automatically redeemed by the Fund. Each shareholder of record on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder’s proportionate interest in the Fund’s net assets plus accrued and unpaid earnings of the Fund at the time of liquidation.

Other Alternatives. At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof in cash or in-kind, as provided in the Prospectus. Shareholders may also exchange their shares for shares of the same class of another Goldman Sachs Fund at net asset value without imposition of an initial sales charge or a contingent deferred sales charge. Redemptions of shares by current shareholders between December 15, 2017 and the Liquidation Date will not be subject to any applicable contingent deferred sales charge.

Goldman Sachs Strategic Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst3_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fixed Income Alternatives Funds

Class A, Class C, Institutional, Investor, Class R and Class T Shares of Goldman Sachs Strategic Macro Fund

Supplement dated December 15, 2017 to the

Prospectus and Summary Prospectus, each dated July 28, 2017, as supplemented to date

At a meeting held on December 13, 2017, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs Trust (the “Trust”) approved a proposal to liquidate the Goldman Sachs Strategic Macro Fund (formerly Goldman Sachs Fixed Income Macro Strategies Fund) (the “Fund”), a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about February 20, 2018 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Shares of the Fund will no longer be available for purchase as of the close of business on January 19, 2018, except that existing shareholders of the Fund may continue to purchase shares of the Fund until February 14, 2018. To the extent there are any dividend or distribution payments made prior to the Liquidation Date, they will continue to be paid either in cash or in additional shares of the Fund, depending on each shareholder’s current election, as disclosed in the Prospectus.

Liquidation of Assets. On or after December 15, 2017, the Fund shall cease its business and may depart from its stated investment objective and policies as it prepares to liquidate and distribute its assets to shareholders. It is anticipated that the Fund’s portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. In connection with the liquidation, all outstanding shares of the Fund on the Liquidation Date will be automatically redeemed by the Fund. Each shareholder of record on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder’s proportionate interest in the Fund’s net assets plus accrued and unpaid earnings of the Fund at the time of liquidation.

Other Alternatives. At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof in cash or in-kind, as provided in the Prospectus. Shareholders may also exchange their shares for shares of the same class of another Goldman Sachs Fund at net asset value without imposition of an initial sales charge or a contingent deferred sales charge. Redemptions of shares by current shareholders between December 15, 2017 and the Liquidation Date will not be subject to any applicable contingent deferred sales charge.